Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of property and equipment

	As of
(Amounts in thousands)	December 31, 2021	December 31, 2020
Land	$6,296	$7,618
Buildings	33,642	25,596
Auto and trucks	29,343	30,350
Machinery and equipment	291,889	287,174
Assets in progress	15,427	17,516
Office and safety equipment	1,244	374
Property and equipment, at cost	377,841	368,628
Less: accumulated depreciation	(221,810)	(185,872)
Property and equipment, net	$156,031	$182,756